Other non-current liabilities	12 Months Ended
Dec. 31, 2024
Other non-current liabilities
Other non-current liabilities

16Other non-current liabilities

The other non-current liabilities consist of the following:

	As of December 31,
in 000€	2024	2023	2022
Provisions	863	1,430	1,611
Other	47	315	—
Total	910	1,745	1,611

Provisions mainly relate to retention bonuses and pension obligations for our employees.

In Belgium, the Group contributes to a Sector Plan for eligible employees and to a “Branch 21” pension plan for a limited group of management staff. Under both plans, the Group pays contributions expressed as a percentage of a reference salary. These plans are administered by third party insurance companies and are not material to the consolidated financial statements.